Summary of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Reserves and accruals not currently deductible for tax purposes	$ 47,622	$ 50,558	$ 51,906
Amortizable assets	33,950	32,615	72,893
Net operating loss carryforwards	3,926,322	3,942,488	4,017,875
Deferred tax assets	4,007,894	4,025,661	4,142,674
Property and equipment	(224,792)	(225,484)	(142,674)
Net Deferred tax assets	3,783,102	3,800,177	4,000,000
Valuation allowance	(3,783,102)	(3,800,177)	(4,000,000)
Deferred tax assets and liabilities